Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional / Recording Currency	Average Exchange Rate for				Exchange Rate as of
Country or Zone		2019	2018	2017		December 31, 2019	December 31, 2018
Guatemala	Quetzal	2.50	2.56	2.57		2.45	2.54
Costa Rica	Colon	0.03	0.03	0.03		0.03	0.03
Panama	U.S. dollar	19.26	19.24	18.93		18.85	19.68
Colombia	Colombian peso	0.01	0.01	0.01		0.01	0.01
Nicaragua	Cordoba	0.58	0.62	0.63		0.56	0.61
Argentina	Argentine peso	0.41	0.73	1.15		0.31	0.52
Venezuela a)	Bolivar	—	—	a	)	—	—
Brazil	Reais	4.89	5.29	5.94		4.68	5.08
Chile	Chilean peso	0.03	0.03	0.03		0.03	0.03
Euro Zone	Euro (€)	21.56	22.71	21.32		21.12	22.54
Peru	Nuevo Sol	5.77	5.85	5.78		5.68	5.83
Ecuador	U.S. dollar	19.26	19.24	18.93		18.85	19.68
Philippines	Philippine peso	—	0.37	0.38		—	0.37
Uruguay	Uruguayan peso	0.55	0.63	0.66		0.51	0.61

(1)	Exchange rates published by the Central Bank of each country where the Company operates.

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments
As of December 31, 2019, 2018, and 2017, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2017- 2019	Type of Economy	Cumulative Inflation 2016- 2018	Type of Economy	Cumulative Inflation 2015- 2017	Type of Economy
Mexico	13.2%	Non-hyperinflationary	15.7%	Non-hyperinflationary	12.7%	Non-hyperinflationary
Guatemala	11.8%	Non-hyperinflationary	12.2%	Non-hyperinflationary	13.5%	Non-hyperinflationary
Costa Rica	5.8%	Non-hyperinflationary	5.7%	Non-hyperinflationary	2.5%	Non-hyperinflationary
Panama	0.5%	Non-hyperinflationary	2.1%	Non-hyperinflationary	2.3%	Non-hyperinflationary
Colombia	11.0%	Non-hyperinflationary	13.4%	Non-hyperinflationary	17.5%	Non-hyperinflationary
Nicaragua	15.6%	Non-hyperinflationary	13.1%	Non-hyperinflationary	12.3%	Non-hyperinflationary
Argentina (a)	179.4%	Hyperinflationary	158.4%	Hyperinflationary	101.5%	Hyperinflationary
Venezuela	—	—	—	—	30,690.0%	Hyperinflationary
Brazil	11.1%	Non-hyperinflationary	25.0%	Non-hyperinflationary	21.1%	Non-hyperinflationary
Philippines	—	—	11.9%	Non-hyperinflationary	7.5%	Non-hyperinflationary
Euro Zone	3.6%	Non-hyperinflationary	2.7%	Non-hyperinflationary	2.7%	Non-hyperinflationary
Chile	8.3%	Non-hyperinflationary	9.7%	Non-hyperinflationary	9.7%	Non-hyperinflationary
Peru	5.2%	Non-hyperinflationary	9.3%	Non-hyperinflationary	9.3%	Non-hyperinflationary
Ecuador	0.3%	Non-hyperinflationary	30.3%	Non-hyperinflationary	30.3%	Non-hyperinflationary
Uruguay	22.0%	Non-hyperinflationary	25.3%	Non-hyperinflationary	—	–

Disclosure of Estimated Useful Lives of Company's Assets
The estimated useful lives of the Company’s assets are as follows:

Years
Buildings	25-50
Machinery and equipment	10-20
Distribution equipment	7-15
Refrigeration equipment	5-7
Returnable bottles	1.5-3
Leasehold improvements	The shorter of lease term or 15 years
Information technology equipment	3-5
Other equipment	3-10